Accrued Liabilities (Details) (USD $)	Sep. 30, 2012
Summary of components of accrued liabilities
Deferred finance costs (Note 6)	$ 1,003,000
Leasehold improvements	267,676
Total Accrued liabilities	$ 1,270,676